EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss) for the year	$ (21,487)	$ 22,737	$ 73,223